EQUITY - Common Shares (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Apr. 28, 2022	Dec. 31, 2023	Dec. 31, 2022
EQUITY
Common stock, par value (in dollars per share)		$ 0
Common stock, shares issued		497,970,524	457,160,104
Common shares held in trust		671,083	694,808
Minimum authorized purchases percentage under NCIB	5.00%
Commission for authorized purchases under NCIB	$ 500,000
Share repurchases		$ 4,775	$ 69,900
Average price per share		$ 47.74	$ 44.53
Book value of shares repurchased and cancelled		3,600,000	55,900,000
Common Shares Outstanding
EQUITY
Shares repurchased and cancelled		(100,000)	(1,569,620)
Share repurchases		$ 3,569	$ 55,926
Contributed Surplus
EQUITY
Share repurchases		$ 1,206	$ 13,974